OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables And Prepayments
SCHEDULE OF INFORMATION ABOUT OTHER RECEIVABLES AND PREPAYMENTS
	As of December 31,
	2024	2023
	USD’000	USD’000
Prepaid expense and prepayments	5,671	2,040
Security deposit	6	-
Other receivables	1,312	831
	6,989	2,871